Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Restricted Cash	$ 976	$ 984
Mineral property, plant and equipment	63,169	118,126
Total non-current assets	64,145	119,110
Current assets
Amounts receivable and prepaid expenses	2,106	1,908
Cash and cash equivalents	54,734	16,142
Total current assets	56,840	18,050
Total Assets	120,985	137,160
Capital and reserves
Share capital	740,749	702,755
Reserves	114,215	127,312
Deficit	(837,236)	(732,870)
Total equity	17,728	97,197
Non-current liabilities
Trade and other payables	358	548
Total non-current liabilities	358	548
Current liabilities
Convertible notes liability	2,647	2,750
Derivative on convertible notes	97,799	35,305
Payables to related parties	1,557	267
Trade and other payables	896	1,093
Total current liabilities	102,899	39,415
Total liabilities	103,257	39,963
Total Equity and Liabilities	$ 120,985	$ 137,160